Other Commitments with Third Parties and Other Contingent Liabilities (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) contract
Grifols Canada Plasma, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Threshold number of liter's for option pricing trigger quantity	600,000
Percentage of interest that entity has option to acquire	49.90%
Loan granted in connection to option agreement	$ 2,000,000
Maximum loan to grant under option agreement	$ 15,000,000
ImmunoTek GH LLC
Other Commitments with Third Parties and Other Contingent Liabilities
Number of lease contracts guaranteed | contract	2
Maximum | Grifols Canada Plasma, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Option price per liter, amount	$ 320
Minimum | Grifols Canada Plasma, Inc.
Other Commitments with Third Parties and Other Contingent Liabilities
Option price per liter, amount	$ 250